Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Grant proceeds received		€ 186
Non-current
Grant proceeds received	€ 9,299	€ 2,925